As filed with the U.S. Securities and Exchange Commission on February 6, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

November 30, 2022

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

ClearShares Piton Intermediate Fixed Income ETF

Ticker: PIFI

ClearShares ETFs

ClearShares ETFs

Dear Shareholder,

The ClearShares team is pleased to provide you with the semi-annual report for the ClearShares OCIO ETF (“OCIO”), the ClearShares Ultra-Short Maturity ETF (“OPER”) and the ClearShares Piton Intermediate Fixed Income ETF (“PIFI”). OCIO launched on June 26, 2017, OPER launched on July 10, 2018 and PIFI launched on October 1, 2020. This report reflects the Funds’ performance for the period of June 1, 2022 through November 30, 2022 (the “current fiscal period”).

OCIO’s performance for the current fiscal period was -0.58% measured in the market price of the Fund and -0.48% measured in the net asset value (NAV). By comparison, OCIO’s benchmark, the S&P Target Risk Growth Index, returned -2.06% for the current fiscal period.

OPER’s performance for the current fiscal period was +1.24% measured in the market price of the Fund and +1.22% measured in the NAV. By comparison, OPER’s benchmark, the ICE BofA Merrill Lynch 0-3 Month Treasury Bill Index, returned +0.98% for the current fiscal period.

PIFI’s performance for the current fiscal period was -2.41% measured in the market price of the Fund and -2.47% measured in the NAV. By comparison, PIFI’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, returned -2.49% for the current fiscal period.

OCIO outperformed the benchmark for the period. Our more defensive posture contributed to reduced drawdown but still allowed us to capture a portion of the upswing in equity prices. We remained underweight duration broadly for the current fiscal period which helped us sidestep the historic drawdown in the fixed-income market. As we mentioned last year, we do not expect bonds to be a return driver this year. Given the rapid changes from the Federal Reserve in 2022 and the shifting policy messages, we continue to expect bond returns to be choppy at best. Similarly, we expect continued sideways conditions in equity markets as they digest inflation and employment data and discount the Fed’s reactive monetary policy.

OPER continued to be a beneficiary of the rapid and significant rate increases conducted by the U.S. Federal Reserve Board (the Fed). During the current fiscal period, the Fed implemented four successive rate increases of 75 basis points each, leaving the market with a Fed Funds Target Range of 3.75%-4.00% to close out November. OPER posted a SEC 30-Day Yield of 3.70% for November and continues to excel on both return and daily price standard deviation metrics when compared against other fixed income ETF alternatives. While no one knows exactly what the Fed is planning for 2023, their posture appears to show an expectation for a persistent, elevated rate environment, which could benefit OPER in the institutional lending sector.

PIFI’s performance for the current fiscal period was slightly better than relative benchmark returns and passive ETF strategies within similar risk guidelines. During the current fiscal period, the strategy maintained a defensive duration and raised credit

ClearShares ETFs

quality of the portfolio by increasing its weights to U.S. Government bonds. Throughout the current fiscal period, bond prices continued to fall, and the yield curve inverted a historically high level. The main driver in the fixed income market was Federal Reserve policy, as they continued to raise short term interest rates sharply to combat high levels of inflation in the U.S. Both government and credit markets suffered steep drawdowns in total return during the period as expectations for rate hikes extended into 2023. In November, markets saw a meaningful reversal, as bond prices moved swiftly higher due to an unexpectedly low inflation reading in the Consumer Price Index (CPI).

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in ClearShares ETFs.

Sincerely,

Thomas Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Funds’ shares typically do not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares, the beginning NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Funds invest in other investment companies and bear the proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Funds.

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The benchmark is rebalanced monthly.

OPER’s benchmark of ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

PIFI’s benchmark of Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

Basis Point refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

ClearShares ETFs

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF.

The ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF are distributed by Quasar Distributors, LLC.

ClearShares ETFs

Portfolio Allocations
As of November 30, 2022 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	44.9%
Exchange-Traded Funds - Fixed Income	44.4
Exchange-Traded Funds - Global Equity	9.6
Short-Term Investments	1.1
Investments Purchased with Proceeds from Securities Lending	27.6
Liabilities in Excess of Other Assets	-27.6
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	99.8.%
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.0(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares Piton Intermediate Fixed Income ETF
Security Type	Percentage of Net Assets
Corporate Bonds	46.9%
U.S. Government Notes/Bonds	29.8
U.S. Government Agency Issues	19.1
Municipal Bonds	3.4
Other Assets in Excess of Liabilities	0.4
Short-Term Investments	0.3
Foreign Government Notes/Bonds	0.1
Total	100.0%

ClearShares OCIO ETF

Schedule of Investments
November 30, 2022 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 98.9% (a)
	Domestic Equity — 44.9%
52,892	iShares Cohen & Steers REIT ETF	$3,069,323
10,878	iShares Core S&P 500 ETF	4,452,583
5,144	iShares Core S&P Mid-Cap ETF	1,322,008
12,872	iShares Core S&P Small-Cap ETF (b)	1,310,885
78,690	iShares MSCI USA Min Vol Factor ETF (b)	5,922,209
80,759	Schwab 1000 Index ETF (b)	3,184,327
77,901	Schwab U.S. Dividend Equity ETF	6,148,726
101,462	SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,111,656
47,989	SPDR Portfolio S&P 500 Value ETF (b)	1,953,632
3,246	SPDR S&P 500 ETF Trust (b)	1,323,329
12,583	Vanguard Growth ETF (b)	2,932,342
47,063	Vanguard High Dividend Yield ETF	5,325,179
11,154	Vanguard S&P 500 ETF	4,177,062
23,186	Vanguard Total Stock Market ETF (b)	4,731,335
44,283	Vanguard Value ETF	6,475,946
		57,440,542
	Fixed Income — 44.4%
64,010	ClearShares Ultra-Short Maturity ETF (c)	6,413,162
34,800	iShares 0-3 Month Treasury Bond ETF	3,492,876
77,378	iShares 1-3 Year Treasury Bond ETF	6,300,117
1	iShares Core Total USD Bond Market ETF	46
125,106	iShares Floating Rate Bond ETF (b)	6,307,845
27,438	iShares Intermediate Government/Credit Bond ETF	2,834,345
58,227	iShares Short Treasury Bond ETF (b)	6,410,793
125,638	JPMorgan Ultra-Short Income ETF (b)	6,313,309
19,446	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,921,070
2	Schwab U.S. Aggregate Bond ETF	92
21,984	Schwab U.S. TIPS ETF	1,167,350
70,183	SPDR Bloomberg 1-3 Month T-Bill ETF (b)	6,433,676
37,551	Vanguard Short-Term Bond ETF (b)	2,835,100
23,803	Vanguard Short-Term Corporate Bond ETF	1,797,127

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
November 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 98.9% (Continued) (a)
	Fixed Income — 44.4% (Continued)
32,752	Vanguard Short-Term Treasury ETF	$1,897,651
36,818	Vanguard Total Bond Market ETF	2,678,878
		56,803,437
	Global Equity — 9.6%
58,756	iShares Core MSCI EAFE ETF (b)	3,704,566
44,174	iShares Core MSCI Total International Stock ETF (b)	2,635,862
94,300	Vanguard FTSE Developed Markets ETF (b)	4,093,563
43,570	Vanguard FTSE Emerging Markets ETF (b)	1,765,456
		12,199,447
	Total Exchange-Traded Funds (Cost $113,356,146)	126,443,426

	SHORT-TERM INVESTMENTS — 1.1%
1,469,315	First American Government Obligations Fund, Class X — 3.67% (d)	1,469,315
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,469,315)	1,469,315
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 27.6%
35,270,343	Mount Vernon Liquid Assets Portfolio, LLC, 4.07% (d)(e)	35,270,343
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,270,343)	35,270,343
	TOTAL INVESTMENTS — 127.6% (Cost $150,095,804)	163,183,084
	Liabilities in Excess of Other Assets — (27.6)%	(35,306,223)
	NET ASSETS — 100.0%	$127,876,861

Percentages are stated as a percent of net assets.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 11 in Notes to Financial Statements.

(b)	All or a portion of this security is out on loan as of November 30, 2022. Total value of securities on loan is $35,041,990 or 27.40% of net assets.
(c)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(d)	The rate shown is the annualized seven-day yield as of November 30, 2022.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 99.8%
$50,000,000	Cantor Fitzgerald & Company, 3.85%, dated 11/03/2022, matures 12/15/2022 , repurchase price $50,224,583
	(collateralized by various U.S. government mortgage-backed securities: total value $53,352,666)	$50,000,000
30,000,000	CF Secured, LLC, 3.85%, dated 11/14/2022, matures 12/13/2022, repurchase price $30,093,042
	(collateralized by various U.S. government treasury bonds and mortgage-backed securities: total value $31,903,166)	30,000,000
59,100,000	Chimera RMBS, LLC, 4.10%, dated 11/03/2022, matures 12/15/2022, repurchase price $59,382,695
	(collateralized by various U.S. government mortgage-backed securities: total value $68,646,744)	59,100,000
41,800,000	Chimera RMBS, LLC, 4.10%, dated 11/03/2022, matures 12/15/2022, repurchase price $41,999,943
	(collateralized by various U.S. government mortgage-backed securities: total value $48,999,972)	41,800,000
20,300,000	Daiwa Securities Americas, 3.80%, dated 11/30/2022, matures 12/01/2022, repurchase price $20,302,143
	(collateralized by various U.S. government treasury notes and mortgage-backed securities: total value $20,910,111)	20,300,000
10,000,000	Daiwa Securities Americas, 3.80%, dated 11/25/2022, matures 12/02/2022, repurchase price $10,007,389
	(collateralized by various U.S. government mortgage-backed securities: total value $10,307,611)	10,000,000
19,300,000	MIRAE Asset Securities (USA), Inc., 3.80%, dated 11/25/2022, matures 12/02/2022, repurchase price $19,314,261
	(collateralized by various U.S. government mortgage-backed securities: total value $19,700,546)	19,300,000
10,000,000	MIRAE Asset Securities (USA), Inc., 3.80%, dated 11/30/2022, matures 12/07/2022, repurchase price $10,007,389
	(collateralized by various U.S. government mortgage-backed securities: total value $10,207,537)	1,000,000
4,900,000	South Street Securities, 3.82%, dated 11/25/2022, matures 12/02/2022, repurchase price $4,903,640
	(collateralized by various U.S. government treasury notes and mortgage-backed securities: total value $4,998,000)	4,900,000

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 99.8% (Continued)
$4,500,000	South Street Securities, 3.82%, dated 11/30/2022, matures 12/07/2022, repurchase price $4,503,343
	(collateralized by various U.S. government treasury notes: total value $4,590,079)	$4,500,000
	TOTAL REPURCHASE AGREEMENTS (Cost $249,900,000)	249,900,000

Shares
	SHORT-TERM INVESTMENTS — 0.0% (a)
12,476	First American Government Obligations Fund, Class X — 3.67% (b)	12,476
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,476)	12,476
	TOTAL INVESTMENTS — 99.8% (Cost $249,912,476)	249,912,476
	Other Assets in Excess of Liabilities — 0.2%	510,802
	NET ASSETS — 100.0%	$250,423,278

Percentages are stated as a percent of net assets.
(a)	Less than 0.05% of net assets.
(b)	Rate shown is the annualized seven-day yield as of November 30, 2022.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 46.9%
	Communications — 3.3%
	Alphabet, Inc.
$1,500,000	08/15/2026, 1.998%	$1,395,280
	Amazon.com, Inc.
1,640,000	04/13/2032, 3.600%	1,523,313
	Verizon Communications, Inc.
1,500,000	03/22/2030, 3.150%	1,329,167
		4,247,760
	Consumer, Cyclical — 4.7%
	Costco Wholesale Corporation
2,004,000	06/20/2027, 1.375%	1,774,092
	Home Depot, Inc.
1,624,000	04/15/2027, 2.875%	1,523,367
	NIKE, Inc.
1,500,000	03/27/2027, 2.750%	1,409,191
	Target Corporation
1,400,000	04/15/2029, 3.375%	1,297,036
		6,003,686
	Consumer, Non-Cyclical — 10.8%
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,550,000	02/01/2026, 3.650%	1,503,266
	Bristol-Myers Squibb Company
1,500,000	02/27/2027, 3.250%	1,440,259
	Hershey Company
1,500,000	11/15/2024, 2.050%	1,428,929
	J.M. Smucker Company
1,500,000	03/15/2025, 3.500%	1,457,190
	PepsiCo, Inc.
500,000	03/01/2024, 3.600%	493,789
	Pfizer, Inc.
1,885,000	06/03/2026, 2.750%	1,790,834
	Procter & Gamble Company
1,500,000	10/29/2025, 0.550%	1,347,319

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 46.9% (Continued)
	Consumer, Non-Cyclical — 10.8% (Continued)
	Sysco Corporation
$1,500,000	04/01/2030, 5.950%	$1,566,634
	UnitedHealth Group, Inc.
1,600,000	05/15/2030, 2.000%	1,329,582
	Yale University
1,560,000	Series 2020, 04/15/2025, 0.873%	1,436,336
		13,794,138
	Energy — 1.9%
	Chevron Corporation
400,000	05/11/2023, 1.141%	394,086
	Exxon Mobil Corporation
1,500,000	03/19/2025, 2.992%	1,452,655
	Shell International Finance BV
700,000	11/07/2029, 2.375%	612,729
		2,459,470
	Financial — 17.8%
	American Express Company
1,265,000	05/03/2029, 4.050%	1,205,688
	Bank of America Corporation
940,000	Series GMTN, 01/11/2023, 3.300%	938,466
	Bank of New York Mellon Corporation
1,350,000	Series MTN, 08/16/2023, 2.200%	1,326,008
	Bank of Nova Scotia
1,025,000	Series FRN, 04/15/2024, 4.083% (a)	1,016,045
	Berkshire Hathaway, Inc.
1,500,000	03/15/2026, 3.125%	1,446,866
	BlackRock, Inc.
1,612,000	03/15/2027, 3.200%	1,545,778
	Capital One Financial Corporation
1,500,000	01/29/2024, 3.900%	1,480,241
	Citigroup, Inc.
1,500,000	03/09/2026, 4.600%	1,478,164

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 46.9% (Continued)
	Financial — 17.8% (Continued)
	Goldman Sachs Group, Inc.
$1,650,000	03/08/2024, 0.673% (b)	$1,625,556
	JPMorgan Chase & Company
1,500,000	02/16/2025, 0.563% (b)	1,407,511
	Mastercard, Inc.
1,500,000	04/01/2024, 3.375%	1,476,304
	MetLife, Inc.
1,400,000	04/10/2024, 3.600%	1,376,571
	Morgan Stanley
1,500,000	Series MTN, 11/10/2023, 4.283% (a)	1,493,787
	Private Export Funding Corporation
685,000	Series PP, 07/15/2028, 1.400%	589,324
	Royal Bank of Canada
1,000,000	Series GMTN, 10/05/2023, 3.700%	990,804
	State Street Corporation
1,500,000	08/18/2025, 3.550%	1,459,452
	US Bancorp
1,910,000	Series MTN, 01/27/2028, 2.215% (b)	1,707,593
		22,564,158
	Industrial — 4.9%
	General Dynamics Corporation
1,550,000	06/01/2026, 1.150%	1,381,364
	Honeywell International, Inc.
1,500,000	09/01/2031, 1.750%	1,200,349
	John Deere Capital Corporation
900,000	Series MTN, 07/10/2023, 3.677% (a)	898,298
	United Parcel Service, Inc.
1,500,000	11/15/2024, 2.800%	1,449,468
	Waste Management, Inc.
1,688,000	03/15/2031, 1.500%	1,334,185
		6,263,664

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 46.9% (Continued)
	Technology — 3.5%
	Apple, Inc.
$1,787,000	08/08/2032, 3.350%	$1,640,621
	Intel Corporation
1,500,000	07/29/2025, 3.700%	1,470,751
	Microsoft Corporation
800,000	02/06/2024, 2.875%	785,516
	VMware, Inc.
500,000	08/15/2024, 1.000%	465,555
		4,362,443
	TOTAL CORPORATE BONDS (Cost $64,331,050)	59,695,319

	FOREIGN GOVERNMENT NOTES/BONDS — 0.1%
	Israel Government AID Bond
120,000	04/26/2024, 5.500%	121,221
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $128,692)	121,221

	MUNICIPAL BONDS — 3.4%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%	307,644
	City of Pasadena, California
245,000	05/01/2030, 4.050%	242,216
	Massachusetts School Building Authority
1,605,000	08/15/2030, 1.753%	1,303,435
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%	1,202,080
	University of California
1,300,000	05/15/2039, 4.262%	1,296,475
		4,351,850
	TOTAL MUNICIPAL BONDS (Cost $4,679,272)	4,351,850

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 19.1%
	Federal Farm Credit Banks Funding Corporation
$1,000,000	12/01/2023, 0.500%	$958,200
150,000	02/10/2025, 0.320%	136,816
1,820,000	09/28/2026, 0.940%	1,595,564
1,500,000	10/19/2026, 5.300%	1,493,752
	Federal Home Loan Banks
1,175,000	11/15/2024, 1.100%	1,096,894
1,500,000	01/13/2025, 1.100%	1,391,319
1,696,500	03/23/2026, 1.000%	1,520,689
300,000	02/26/2027, 0.900%	261,767
5,000,000	11/16/2028, 3.250%	4,829,518
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	491,845
500,000	05/15/2024, 0.360%	469,001
750,000	10/28/2024, 0.410%	692,468
1,000,000	07/21/2025, 0.375%	905,626
	Federal National Mortgage Association
2,750,000	04/22/2025, 0.625%	2,516,804
3,000,000	10/08/2027, 0.750%	2,584,035
3,050,000	08/05/2030, 0.875%	2,415,473
	Tennessee Valley Authority
565,000	Series A, 02/01/2027, 2.875%	537,658
500,000	09/15/2031, 1.500%	399,658
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $26,489,999)	24,297,087

	U.S. GOVERNMENT NOTES/BONDS — 29.8%
	U.S. Treasury Bonds — 1.2%
	United States Treasury Inflation Indexed Bonds
1,736,460	07/15/2030, 0.125%	1,572,698

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 29.8% (Continued)
	U.S. Treasury Notes — 28.6%
	United States Treasury Notes
$700,000	10/15/2023, 0.125%	$672,302
1,000,000	10/31/2023, 0.375%	961,254
1,000,000	08/15/2024, 0.375%	932,578
3,000,000	12/15/2024, 1.000%	2,804,649
2,275,000	04/15/2025, 2.625%	2,190,487
1,835,000	05/15/2025, 2.750%	1,771,492
1,000,000	09/15/2025, 3.500%	983,164
2,000,000	09/30/2025, 0.250%	1,797,578
500,000	09/30/2026, 0.875%	444,844
2,500,000	11/30/2026, 1.250%	2,250,098
3,000,000	12/31/2026, 1.250%	2,695,078
1,300,000	03/31/2027, 0.625%	1,130,213
3,000,000	04/30/2027, 2.750%	2,858,438
2,026,000	07/31/2027, 2.750%	1,927,707
2,000,000	03/31/2028, 1.250%	1,750,781
1,000,000	06/30/2028, 1.250%	870,117
2,000,000	08/31/2028, 1.125%	1,721,250
2,750,000	02/28/2029, 1.875%	2,455,986
500,000	08/15/2030, 0.625%	398,320
3,000,000	11/15/2031, 1.375%	2,473,594
3,775,000	02/15/2032, 1.875%	3,240,012
		36,329,942
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $41,301,124)	37,902,640

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
363,180	First American Government Obligations Fund, Class X - 3.67% (c)	$363,180
	TOTAL SHORT-TERM INVESTMENTS (Cost $363,180)	363,180
	TOTAL INVESTMENTS — 99.6% (Cost $137,293,317)	126,731,297
	Other Assets in Excess of Liabilities — 0.4%	542,811
	NET ASSETS — 100.0%	$127,274,108

Percentages are stated as a percent of net assets.
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of November 30, 2022.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2022.
(c)	Rate shown is the annualized seven-day yield as of November 30, 2022.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
November 30, 2022 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
ASSETS
Investments in unaffiliated securities, at value*+	$156,769,922	$249,912,476	$126,731,297
Investments in affiliated securities, at value*	6,413,162	—	—
Interest receivable	4,211	552,069	590,057
Securities lending income receivable	15,217	—	—
Total assets	163,202,512	250,464,545	127,321,354

LIABILITIES
Collateral received for securities loaned (See Note 4)	35,270,343	—	—
Management fees payable, net of waiver	55,308	41,267	47,246
Total liabilities	35,325,651	41,267	47,246

NET ASSETS	$127,876,861	$250,423,278	$127,274,108

Net Assets Consist of:
Paid-in capital	$112,809,028	$250,257,605	$138,566,008
Total distributable earnings (accumulated deficit)	15,067,833	165,673	(11,291,900)
Net assets	$127,876,861	$250,423,278	$127,274,108

Net Asset Value:
Net assets	$127,876,861	$250,423,278	$127,274,108
Shares outstanding ^	4,350,000	2,500,000	1,400,000
Net asset value, offering and redemption price per share	$29.40	$100.17	$90.91

* Identified Cost:
Investments in unaffiliated securities	$143,688,590	$249,912,476	$137,293,317
Investments in affiliated securities	6,407,214	—	—
+ Includes loaned securities with a value of	$35,041,990	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For the Six-Months Ended November 30, 2022 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
INCOME
Dividends from unaffiliated investments	$1,273,272	$—	$—
Dividends from affiliated investments	72,971	—	—
Securities lending income, net (See Note 4)	98,113	—	—
Interest	15,175	3,197,210	1,173,896
Total investment income	1,459,531	3,197,210	1,173,896

EXPENSES
Management fees	342,716	238,743	294,633
Total expenses before waiver	342,716	238,743	294,633
Less management fees waived (See Note 3)	(6,427)	—	(153)
Net expenses	336,289	238,743	294,480
Net investment income (loss)	1,123,242	2,958,467	879,416

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(304,060)	—	(535,473)
Investments in affiliated securities	—	—	369
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,470,326)	—	(3,646,125)
Investments in affiliated securities	6,055	—	—
Net realized and unrealized gain (loss) on investments	(1,768,331)	—	(4,181,229)
Net increase (decrease) in net assets resulting from operations	$(645,089)	$2,958,467	$(3,301,813)

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Statements of Changes in Net Assets

	Six-Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
OPERATIONS
Net investment income (loss)	$1,123,242	$1,910,238
Net realized gain (loss) on investments	(304,060)	2,849,720
Change in unrealized appreciation (depreciation) of investments	(1,464,271)	(10,907,516)
Net increase (decrease) in net assets resulting from operations	(645,089)	(6,147,558)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(926,776)	(3,876,671)
Total distributions to shareholders	(926,776)	(3,876,671)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,967,485	9,640,540
Net increase (decrease) in net assets derived from capital share transactions (a)	2,967,485	9,640,540
Net increase (decrease) in net assets	$1,395,620	$(383,689)

NET ASSETS
Beginning of period/year	$126,481,241	$126,864,930
End of period/year	$127,876,861	$126,481,241

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	300,000
Net increase (decrease)	100,000	300,000

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

Statements OF CHANGES IN NET ASSETS

	Six-Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
OPERATIONS
Net investment income (loss)	$2,958,467	$719,222
Net increase (decrease) in net assets resulting from operations	2,958,467	719,222

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,826,500)	(696,252)
Total distributions to shareholders	(2,826,500)	(696,252)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	95,195,940	165,161,575
Payments for shares redeemed	(45,102,625)	(85,085,810)
Net increase (decrease) in net assets derived from capital share transactions (a)	50,093,315	80,075,765
Net increase (decrease) in net assets	$50,225,282	$80,098,735

NET ASSETS
Beginning of period/year	$200,197,996	$120,099,261
End of period/year	$250,423,278	$200,197,996

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	950,000	1,650,000
Shares redeemed	(450,000)	(850,000)
Net increase (decrease)	500,000	800,000

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

Statements OF CHANGES IN NET ASSETS

	Six-Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
OPERATIONS
Net investment income (loss)	$879,416	$606,573
Net realized gain (loss) on investments	(535,104)	(428,608)
Change in unrealized appreciation (depreciation) of investments	(3,646,125)	(6,835,240)
Net increase (decrease) in net assets resulting from operations	(3,301,813)	(6,657,275)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(810,007)	(361,216)
Total distributions to shareholders	(810,007)	(361,216)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,586,638	130,339,380
Payments for shares redeemed	(6,872,065)	(21,935,575)
Transaction fees (See Note 10)	3,438	45,683
Net increase (decrease) in net assets derived from capital share transactions (a)	(2,281,989)	108,449,488
Net increase (decrease) in net assets	$(6,393,809)	$101,430,997

NET ASSETS
Beginning of period/year	$133,667,917	$32,236,920
End of period/year	$127,274,108	$133,667,917

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	50,000	1,325,000
Shares redeemed	(75,000)	(225,000)
Net increase (decrease)	(25,000)	1,100,000

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2022		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2022	2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$29.76		$32.12	$26.46	$25.66	$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.26		0.46	0.42	0.59	0.49	0.36
Net realized and unrealized gain (loss) on investments (4)	(0.41)		(1.88)	5.96	1.04	(0.82)	1.38
Total from investment operations	(0.15)		(1.42)	6.38	1.63	(0.33)	1.74

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.21)		(0.49)	(0.48)	(0.83)	(0.31)	(0.23)
Net realized gains	—		(0.45)	(0.24)	—	(0.21)	—
Total distributions to shareholders	(0.21)		(0.94)	(0.72)	(0.83)	(0.52)	(0.23)

CAPITAL SHARE TRANSACTIONS
Capital contributions (2)	—		—	—	0.00 (5)	—	—

Net asset value, end of period/year	$29.40		$29.76	$32.12	$26.46	$25.66	$26.51

Total return	-0.48	%(6)	-4.65%	24.38%	6.34%	-1.11%	6.95	%(6)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$127,877		$126,481	$126,865	$104,532	$106,498	$112,678

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2022		Year Ended May 31,					Period Ended May 31,
	(Unaudited)		2022	2021	2020	2019		2018 (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived) (7)	0.55	%(9)	0.55%	0.55%	0.55%	0.57	%(8)	0.75	%(9)
Expenses to average net assets (after management fees waived) (7)	0.54	%(9)	0.54%	0.54%	0.54%	0.54	%(8)	0.55	%(9)
Net investment income (loss) to average net assets (before management fees waived) (3)	1.79	%(9)	1.44%	1.43%	2.17%	1.86%		1.27	%(9)
Net investment income (loss) to average net assets (after management fees waived) (3)	1.80	%(9)	1.45%	1.44%	2.18%	1.89%		1.47	%(9)
Portfolio turnover rate (10)	0	%(6)	51%	24%	50%	28%		31	%(6)

(1)	Commencement of operations on June 26, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(5)	Less than $0.005.
(6)	Not annualized.
(7)	Does not include expenses of the investment companies in which the Fund invests.
(8)

Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019.

(9)	Annualized.
(10)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2022		Year Ended May 31,			Period Ended May 31,
	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period/year	$100.10		$100.08	$100.09	$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.25		0.39	0.42	1.25	1.87
Net realized and unrealized gain (loss) on investments (3)	(0.04)		—	—	0.29	—
Total from investment operations	1.21		0.39	0.42	1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.14)		(0.37)	(0.43)	(1.93)	(1.39)
Total distributions to shareholders	(1.14)		(0.37)	(0.43)	(1.93)	(1.39)

Net asset value, end of period/year	$100.17		$100.10	$100.08	$100.09	$100.48

Total return	1.22	%(4)	0.39%	0.42%	1.56%	1.88	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$250,423		$200,198	$120,099	$115,109	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.28	%(5)(6)
Net investment income (loss) to average net assets	2.48	%(5)	0.39%	0.42%	1.25%	2.12	%(5)
Portfolio turnover rate (7)	0	%(4)	0%	0%	0%	0	%(4)

(1)	Commencement of operations on July 10, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the adviser a management fee of 0.30%.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022	Period Ended May 31, 2021 (1)
Net asset value, beginning of period/year	$93.80		$99.19	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.62		0.71	0.07
Net realized and unrealized gain (loss) on investments (3)	(2.94)		(5.75)	(0.94)
Total from investment operations	(2.32)		(5.04)	(0.87)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.57)		(0.40)	(0.02)
Total distributions to shareholders	(0.57)		(0.40)	(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees (See Note 10)	0.00	(4)	0.05	0.08

Net asset value, end of period/year	$90.91		$93.80	$99.19

Total return	-2.47	%(5)	-5.05%	-0.79	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$127,274		$133,668	$32,237

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.45	%(6)	0.45%	0.45	%(6)
Expenses to average net assets (after management fees waived)	0.45	%(6)	0.45%	0.44	%(6)
Net investment income (loss) to average net assets (before management fees waived)	1.34	%(6)	0.73%	0.10	%(6)
Net investment income (loss) to average net assets (after management fees waived)	1.34	%(6)	0.73%	0.11	%(6)
Portfolio turnover rate (7)	12	%(5)	42%	80	%(5)

(1)	Commencement of operations on October 1, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
November 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long-term preservation of capital and commenced operations on October 1, 2020.

The end of the reporting period for the Funds is November 30, 2022. The period covered by these Notes to Financial Statements for the Funds is the fiscal period ended November 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$126,443,426	$—	$—	$126,443,426
Short-Term Investments	1,469,315	—	—	1,469,315
Investments Purchased with Proceeds from Securities Lending	—	35,270,343	—	35,270,343
Total Investments in Securities	$127,912,741	$35,270,343	$—	$163,183,084

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$249,900,000	$—	$249,900,000
Short-Term Investments	12,476	—	—	12,476
Total Investments in Securities	$12,476	$249,900,000	$—	$249,912,476

ClearShares Piton Intermediate Fixed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$59,695,319	$—	$59,695,319
Foreign Government Notes/Bonds	—	121,221	—	121,221
Municipal Bonds	—	4,351,850	—	4,351,850
U.S. Government Agency Issues	—	24,297,087	—	24,297,087
U.S. Government Notes/Bonds	—	37,902,640	—	37,902,640
Short-Term Investments	363,180	—	—	363,180
Total Investments in Securities	$363,180	$126,368,117	$—	$126,731,297

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the current fiscal period, there were no reclassifications made.

During the current fiscal period, the Funds realized no net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Effective October 1, 2021, Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Ultra-Short Maturity ETF (effective October 1, 2021) and ClearShares Piton Intermediate Fixed Income ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

ClearShares OCIO ETF	0.55%
ClearShares Ultra-Short Maturity ETF	0.20%
ClearShares Piton Intermediate Fixed Income ETF	0.45%

The Adviser is responsible for paying the sub-advisers. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2023, resulting in $6,427 waived from ClearShares OCIO ETF and $153 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 35,041,990	$ 35,270,343

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $98,113.

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Cantor Fitzgerald & Company	3.00
	CF Secured, LLC	1.56
	Chimera RMBS, LLC	6.06
	Daiwa Securities Americas	0.16
	MIRAE Asset Securities (USA), Inc.	0.43
	South Street Securities	0.17
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$51,548	$3,482,417
ClearShares Ultra-Short Maturity ETF	$—	$—
ClearShares Piton Intermediate Fixed Income ETF	$18,915,367	$14,591,217

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $8,262,022 of purchases and $7,285,368 of sales in long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$6,370,764	$—
ClearShares Ultra-Short Maturity ETF	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF
Value at May 31, 2022	$6,259,941	$—
Purchases at Cost	147,166	1,332,196
Proceeds from Sales	—	(1,332,565)
Net Realized Gain (Loss)	—	369
Change in Unrealized Appreciation (Depreciation)	6,055	—
Value at November 30, 2022	$6,413,162	$—
Shares held at November 30, 2022	64,010	—
Dividend Income	$72,971	$—

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

NOTE 8 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2022 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
Tax cost of investments	$135,784,014	$200,131,930	$140,182,674
Gross tax unrealized appreciation	$15,860,230	$—	$49,316
Gross tax unrealized depreciation	(1,330,548)	—	(7,038,464)
Net tax unrealized appreciation (depreciation)	14,529,682	—	(6,989,148)
Undistributed ordinary income	—	33,706	263,553
Undistributed long-term capital gains	2,110,016	—	—
Other accumulated gain (loss)	—	—	(454,485)
Distributable Earnings (accumulated deficit)	$16,639,698	$33,706	$(7,180,080)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2022, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2022, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$—	$—	N/A
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A
ClearShares Piton Intermediate Fixed Income ETF	$409,164	$45,321	Indefinite

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

During the year ended May 31, 2022, no capital loss carryforwards were utilized by the Funds.

The tax character of distributions paid by the Funds during the year ended May 31, 2022 and the year/period ended May 31, 2021, was as follows:

	Year Ended May 31, 2022		Year/Period Ended May 31, 2021
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$1,951,069	$1,925,602	$1,880,639	$958,507
ClearShares Ultra-Short Maturity ETF	$696,252	$—	$529,631	$—
ClearShares Piton Intermediate Fixed Income ETF	$361,216	$—	$5,593	$—

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, for ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF and 25,000 shares for ClearShares Piton Intermediate Fixed Income ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – RISKS

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited) (Continued)

of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

ClearShares ETFs

Expense Example
For the Six-Months Ended November 30, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2022 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 995.20	$2.70	0.54%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.36	$2.74	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,012.20	$1.01	0.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.07	$1.01	0.20%

ClearShares Piton Intermediate Fixed Income ETF
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 975.30	$2.23	0.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.81	$2.28	0.45%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	69.86%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2022, was as follows:

ClearShares OCIO ETF	28.09%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$36,359	0.02866084	19.84%
ClearShares Ultra-Short Maturity ETF	—	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.clear-shares.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

Adviser
ClearShares, LLC
606 Bald Eagle Drive, Suite 608
Marco Island, Florida 34145

Sub-Adviser (to OCIO only)
Blueprint Investment Partners LLC
1250 Revolution Mill Drive, Suite 150
Greensboro, North Carolina 27405

Sub-Adviser (to OPER and PIFI)
Piton Investment Management, LP
401 Franklin Avenue, Suite 202B
Garden City, New York 11530

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

ClearShares Piton Intermediate Fixed Income ETF

Symbol – PIFI
CUSIP — 26922A131

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/2/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/2/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/2/2023

* Print the name and title of each signing officer under his or her signature.